Concentration, Risk and Uncertainties - Schedule of Concentration, Risk and Uncertainties (Details)	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage			86.00%
Customer Concentration Risk [Member] | Customer A [Member] | Purchase [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage		[1]	12.00%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	50.00%			[2]
Customer Concentration Risk [Member] | Customer C [Member] | Purchase [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage		[1]		[1]	16.00%
Customer Concentration Risk [Member] | Customer D [Member] | Purchase [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	12.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer E [Member] | Purchase [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	10.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	20.00%			[2]
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	18.00%			[2]
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	86.00%		54.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	12.00%			[3]
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage		[4]	15.00%			[4]
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage		[3]	22.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage		[3]	17.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchase [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage		[4]	10.00%			[4]
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchase [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	25.00%			[4]		[4]
Supplier Concentration Risk [Member] | Supplier G [Member] | Purchase [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	10.00%			[4]		[4]
Supplier Concentration Risk [Member] | Supplier H [Member] | Advanced To Supplier [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	96.00%			[5]
Supplier Concentration Risk [Member] | Supplier I [Member] | Advanced To Supplier [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage		[5]	43.00%
Supplier Concentration Risk [Member] | Supplier J [Member] | Advanced To Supplier [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage		[5]	21.00%
Supplier Concentration Risk [Member] | Supplier L [Member] | Advanced To Supplier [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage		[5]	12.00%
Supplier Concentration Risk [Member] | Supplier K [Member] | Advanced To Supplier [Member]
Schedule of Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage		[5]	13.00%

[1]	Less than 10% of total revenue
[2]	Less than 10% of total balance of accounts receivable
[3]	Less than 10% of total balance of accounts payable
[4]	Less than 10% of total purchase
[5]	Less than 10% of total balance of advanced to supplier